Other Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Assets [Abstract]
Schedule of Other Assets — Current

Other assets — current consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Prepayments	6,234	5,731	4,506
Short-term deposits	17,795	54,263	42,663
Interest receivable from a third party	28,462	84,761	66,641
Other assets – current	52,491	144,755	113,810

Schedule of Other Assets — Non-Current

Other assets — non-current consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Advance to suppliers	9,497	4,706	3,700
Long-term deposits	62,857	78,076	61,385
Other assets – non-current	72,354	82,782	65,085